Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2020
Convertible redeemable preferred shares
Convertible redeemable preferred shares

26          Convertible redeemable preferred shares

On 9 March 2012, the Company entered into a share purchase agreement, and pursuant to which, the Company issued 15,600,000 Series A Preferred Shares at a price of US$1 per share with total amount of US$15,600,000 (equivalent to approximately RMB98,132,000). The par value of Series A Preferred Shares is US$1 each. The issuance of the Series A Preferred Shares closed on 27 July 2012. The key terms of the Series A Preferred Shares are summarised as follows:

(a)Dividends rights

The holders of Series A Preferred Shares will be entitled to receive in preference to the holders of the ordinary shares a per share amount equal to 8% of the issue price per annum when it is declared by the Board of Directors.

The holders of Series A Preferred Shares would be entitled to receive participating dividends if declared as if each outstanding Series A Preferred Shares had been converted into ordinary shares prior to the record date for dividend or distribution.

Directors of the Company designated the dividends rights as an equity component. Directors consider the dividends rights do not have significant value.

(b)Voting rights

Each Series A Preferred Shares conveys the right to its holder of one vote for each ordinary share upon conversion.

(c)Conversion feature

Series A Preferred Shares are convertible, at the option of the holders, at any time after the date of issuance of such Series A Preferred Shares into such number of fully paid ordinary shares of the Company according to a conversion price. Conversion price is initially be the issue price of Series A Preferred Shares , resulting in an initial conversion ratio of 1:1, and is subject to adjustments for certain events, including but not limited to additional equity securities issuance, share dividends, subdivisions, redemptions, combinations, or consolidation of ordinary shares. The conversion price is also subject to anti‑dilution adjustment in the event the Company issues new securities at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution. Each Series A Preferred Shares is automatically converted into ordinary shares of the Company at the then effective conversion price upon earlier of (i) the closing date of a qualified initial public offering of the Company’s shares on a reputable stock exchange, or (ii) the date of election by the majority of holders of Series A Preferred Shares, Series B Preferred Shares, convertible note and exchangeable note.

Upon conversion, all preferred rights entitled to such holders shall lapse and such holders will thereafter hold rights equivalent to ordinary shareholders.

(d)Redemption feature

At any time after the earliest of (i) the date that any other class or series of equity securities of the Company becomes redeemable, or (ii) the fourth anniversary of the issuance of the Series A Preferred Shares, the Series A Preferred Shares holders have a right to require the Company to redeem all outstanding Series A Preferred Shares, where the majority of Series A Preferred Shares holders vote for a redemption. The redemption price equals to 100% of the issuance price plus an amount accruing at a rate of 10% per annum, compounding annually, beginning on the date of issuance of such Series A Preferred Shares and to the redemption price payment date, plus any declared and unpaid dividends. The maturity date of Series A Preferred Shares has been extended to December 2020.

(e)Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, a sale, transfer, lease or other disposition of all or substantially all of the assets of the Group, the holders of Series A Preferred Shares will be entitled to receive in preference to the holders of other classes of shares of the Company, a liquidation preference per share equal to 100% of the issue price of the Series A Preferred Shares, plus an amount accruing daily at a rate of 8% per annum, compound annually, beginning on the date of issuance of such Series A Preferred Shares and to the date the liquidator pays the Preferred Amount (as defined below), plus all accrued but unpaid dividends on such Series A Preferred Shares (collectively, the “Preferred Amount”).

(f)Fair value measurement

The Group monitors Series A Preferred Shares on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire compound financial instruments as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

As at 31 December 2018 and 2019, the directors had used the market comparable method. Changes in fair value of Series A Preferred Shares and exchange differences on Series A Preferred Shares were recorded in “fair value gain/(loss) of convertible redeemable preferred shares”. The change in fair value is because of change in underlying value of the Group.

As of 25 October 2019, upon completion of the Company’s initial public offering, the Company re-designated all of the outstanding Series A Preferred Shares of the Company into ordinary shares pursuant to (c) disclosed above.

The movement of the Series A Preferred Shares is set out as below:

RMB’000
For the year ended 31 December 2018
At 1 January 2018	249,864
Change in fair value	226,248
At 31 December 2018	476,112
Fair value change for the year included in statement of comprehensive income for liabilities held at the year end	226,248
For the year ended 31 December 2019
At 1 January 2019	476,112
Change in fair value	(136,656)
Converted into ordinary share upon initial public offering	(339,456)
At 31 December 2019	—
Fair value change for the year included in statement of comprehensive income for liabilities held at the year end	(136,656)

There is no sensitivity analysis as at 31 December 2018 and 2019 as the market comparable method was used.